Summary of Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Insurance premium receivables	¥ 24,459		¥ 25,290
Guarantee and entrustment deposits	51,844		58,691
Deposits	15,595		20,689
Intangible assets			8,898
Residual			44
Amortization of acquired intangible assets		$ 44	281	¥ 942
Investment in Affiliates

The Group uses the equity method of accounting for investments in which the Group has the ability to exercise significant influence, but does not have a controlling interest.

The Group continually reviews its investment in equity investees to determine whether a decline in fair value to an amount below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as the stock price of the investee and its corresponding volatility, if publicly traded, the Group’s intent and ability to hold the investment until recovery, and changes in the macro-economic, competitive and operational environment of the investee. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

The Group uses the equity method of accounting for investments in which the Group has the ability to exercise significant influence, but does not have a controlling interest.

The Group continually reviews its investment in equity investees to determine whether a decline in fair value to an amount below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as the stock price of the investee and its corresponding volatility, if publicly traded, the Group’s intent and ability to hold the investment until recovery, and changes in the macro-economic, competitive and operational environment of the investee. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Impairment of equity method investment			¥ 10,929
Insurance policies	0.10%		0.20%	0.10%
Recognized contingent performance bonus	¥ 3,887		¥ 17,265	¥ 58,124
Recognized revenues	258,715
Tax amount	19,235		20,610	21,916
Total value-added taxes, paid	179,183		179,663	197,067
Aggregate amount	¥ 595,428		277,029
Rate of US dollars (in Dollars per share) | $ / shares		$ 1
Rate of RMB (in Yuan Renminbi per share) | ¥ / shares	¥ 6.3726
Advertising costs	¥ 35,300		37,389	¥ 44,387
Operating lease term	7 years
Rent received			832
Finite-Lived Intangible Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated amortization.	¥ 8,898		¥ 8,854
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	9 years 4 months 24 days	9 years 4 months 24 days
Operating lease term	2 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	10 years	10 years
Operating lease term	7 years